Benefits offered to team members (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Balance at beginning of year	R$ 607,368	R$ 587,949	R$ 470,417
Current service cost	17,660	18,498	17,164
Interest cost	27,114	21,598	23,579
Benefits paid	(46,847)	(17,903)	(13,358)
Actuarial losses (gain)	(18,160)	(9,848)	2,214
Exchange variation	(36,779)	7,074	87,933
Balance at the end of the year	550,356	607,368	587,949
Health insurance member
IfrsStatementLineItems [Line Items]
Balance at beginning of year	243,706	217,089	224,852
Current service cost	4,928	4,817	4,678
Interest cost	20,200	15,692	17,097
Benefits paid	(12,639)	(10,712)	(5,949)
Actuarial losses (gain)	65,325	16,820	(23,589)
Balance at the end of the year	321,520	243,706	217,089
Benefit plans member
IfrsStatementLineItems [Line Items]
Balance at beginning of year	363,662	370,860	245,565
Current service cost	12,732	13,681	12,486
Interest cost	6,914	5,906	6,482
Benefits paid	(34,208)	(7,191)	(7,409)
Actuarial losses (gain)	(83,485)	(26,668)	25,803
Exchange variation	(36,779)	7,074	87,933
Balance at the end of the year	R$ 228,836	R$ 363,662	R$ 370,860